Intangible assets - Schedule of Intangible Assets and Related Accumulated Amortization (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Intangible assets	¥ 65,052		¥ 920
Less: Accumulated depreciation	(5,023)		(194)
Intangible Assets, Net (Excluding Goodwill), Total	60,029	$ 9,200	726
License
Finite-Lived Intangible Assets [Line Items]
Intangible assets	43,626
Customer relationship
Finite-Lived Intangible Assets [Line Items]
Intangible assets	18,000
Technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets	2,500
Trade names
Finite-Lived Intangible Assets [Line Items]
Intangible assets	607		601
Others
Finite-Lived Intangible Assets [Line Items]
Intangible assets	¥ 319		¥ 319